Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales:
Products (includes sales to affiliates of $744,965, $747,064 and $808,834)	$ 5,431,402	$ 4,916,322	$ 4,666,172
Service revenues	952,596	1,015,481	969,339
Other	286,416	257,330	111,391
Total net sales	6,670,414	6,189,133	5,746,902
Cost of sales and operating expenses:
Products	5,089,959	4,536,582	4,196,360
Services	877,848	896,062	879,199
Gain on sale of power generating facilities			(52,923)
Other	233,758	195,431	96,383
Total cost of sales and operating expenses	6,201,565	5,628,075	5,119,019
Gross income	468,849	561,058	627,883
Selling, general and administrative expenses	263,985	251,397	220,679
Operating income	204,864	309,661	407,204
Other income (expense):
Interest expense	(11,422)	(11,049)	(6,868)
Interest income	17,580	11,050	10,004
Interest income from affiliates	24,695	20,570	17,826
Income (loss) from affiliates	(10,292)	30,707	26,621
Other investment income, net	7,846	8,461	249
Foreign currency gains, net	77	352	651
Miscellaneous, net	5,867	(2,974)	(13,079)
Total other income, net	34,351	57,117	35,404
Earnings before income taxes	239,215	366,778	442,608
Income tax expense	(32,450)	(84,190)	(99,051)
Net earnings	206,765	282,588	343,557
Less: Net loss (income) attributable to noncontrolling interests	(1,529)	(277)	2,290
Net earnings attributable to Seaboard	205,236	282,311	345,847
Earnings per common share (in dollars per share)	$ 171.92	$ 234.54	$ 284.66
Other comprehensive income (loss), net of income tax benefit (expense) of $(10,318), $9,197 and $12,604:
Foreign currency translation adjustment	(45,956)	(15,788)	(12,389)
Unrealized gain (loss) on investments	(1,751)	2,543	(756)
Unrealized loss on cash flow hedges		(113)
Unrecognized pension cost	37,454	(2,121)	(19,013)
Other comprehensive loss, net of tax	(10,253)	(15,479)	(32,158)
Comprehensive income	196,512	267,109	311,399
Less: Comprehensive loss (income) attributable to the noncontrolling interest	(1,561)	(279)	2,351
Comprehensive income attributable to Seaboard	$ 194,951	$ 266,830	$ 313,750
Average number of shares outstanding (in shares)	1,193,801	1,203,698	1,214,934